LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES	LEASES
As a Lessee
The Company has operating leases for corporate offices, other various premises, equipment and land. Some leases have an option to renew for periods of one to 25 years, and some may include options to terminate the lease within one year. Payments due under lease contracts include fixed payments plus, for many of the Company's leases, variable payments such as a proportionate share of the buildings' property taxes, insurance and common area maintenance. The Company subleases some of the leased premises.
Operating lease cost was as follows:

year ended December 31
(millions of Canadian $)	2020	2019

Operating lease cost[1]	124	117
Sublease income	(13)	(11)
Net operating lease cost	111	106
1     Includes short-term leases and variable lease costs.
Net rental expense on operating leases in 2018 was $84 million.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2020	2019

Cash paid for amounts included in the measurement of operating lease liabilities	77	76
ROU assets obtained in exchange for new operating lease liabilities	14	9

at December 31	2020	2019

Weighted average remaining lease term	10 years	10 years
Weighted average discount rate	3.5%	3.5%
Maturities of operating lease liabilities are as follows:

(millions of Canadian $)	2020	2019

Less than one year	72	73
One to two years	61	69
Two to three years	59	59
Three to four years	58	58
Four to five years	54	57
More than five years	269	323
Total operating lease payments	573	639
Imputed interest	(90)	(107)
Operating lease liabilities	483	532
The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities were as follows:

at December 31
(millions of Canadian $)	2020	2019

Accounts payable and other	56	56
Other long-term liabilities (Note 16)	427	476
	483	532
As at December 31, 2020, the carrying value of the ROU assets recorded under operating leases was $473 million (2019 – $530 million) and is included in Plant, property and equipment on the Consolidated balance sheet.
As a Lessor
The Grandview and Bécancour power plants in the Power and Storage segment are accounted for as operating leases. In addition, the Company has long-term PPAs for the sale of power for the Power and Storage lease assets which expire between 2024 and 2026.
The Northern Courier pipeline in the Liquids Pipelines segment was accounted for as an operating lease prior to the July 2019 sale of an 85 per cent equity interest in Northern Courier. The Company uses the equity method to account for its remaining 15 per cent interest in the Company's consolidated financial statements. Refer to Note 27, Acquisitions and dispositions, for additional information.
Some leases contain variable lease payments that are based on operating hours and the reimbursement of variable costs, and options to purchase the underlying asset at fair value or based on a formula considering the remaining fixed payments. Lessees have rights under some leases to terminate under certain circumstances.
The Company also leases liquids tanks which are accounted for as operating leases.
The fixed portion of the operating lease income recorded by the Company for the year ended December 31, 2020 was $130 million (2019 – $180 million). Operating lease income in 2018 was $373 million.
Future lease payments to be received under operating leases are as follows:

(millions of Canadian $)	2020	2019

Less than one year	119	123
One to two years	111	116
Two to three years	109	111
Three to four years	109	109
Four to five years	94	109
More than five years	70	164
	612	732
The cost and accumulated depreciation for facilities accounted for as operating leases was $858 million and $327 million, respectively, at December 31, 2020 (2019 – $834 million and $301 million, respectively).
LEASES	LEASES
As a Lessee
The Company has operating leases for corporate offices, other various premises, equipment and land. Some leases have an option to renew for periods of one to 25 years, and some may include options to terminate the lease within one year. Payments due under lease contracts include fixed payments plus, for many of the Company's leases, variable payments such as a proportionate share of the buildings' property taxes, insurance and common area maintenance. The Company subleases some of the leased premises.
Operating lease cost was as follows:

year ended December 31
(millions of Canadian $)	2020	2019

Operating lease cost[1]	124	117
Sublease income	(13)	(11)
Net operating lease cost	111	106
1     Includes short-term leases and variable lease costs.
Net rental expense on operating leases in 2018 was $84 million.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2020	2019

Cash paid for amounts included in the measurement of operating lease liabilities	77	76
ROU assets obtained in exchange for new operating lease liabilities	14	9

at December 31	2020	2019

Weighted average remaining lease term	10 years	10 years
Weighted average discount rate	3.5%	3.5%
Maturities of operating lease liabilities are as follows:

(millions of Canadian $)	2020	2019

Less than one year	72	73
One to two years	61	69
Two to three years	59	59
Three to four years	58	58
Four to five years	54	57
More than five years	269	323
Total operating lease payments	573	639
Imputed interest	(90)	(107)
Operating lease liabilities	483	532
The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities were as follows:

at December 31
(millions of Canadian $)	2020	2019

Accounts payable and other	56	56
Other long-term liabilities (Note 16)	427	476
	483	532
As at December 31, 2020, the carrying value of the ROU assets recorded under operating leases was $473 million (2019 – $530 million) and is included in Plant, property and equipment on the Consolidated balance sheet.
As a Lessor
The Grandview and Bécancour power plants in the Power and Storage segment are accounted for as operating leases. In addition, the Company has long-term PPAs for the sale of power for the Power and Storage lease assets which expire between 2024 and 2026.
The Northern Courier pipeline in the Liquids Pipelines segment was accounted for as an operating lease prior to the July 2019 sale of an 85 per cent equity interest in Northern Courier. The Company uses the equity method to account for its remaining 15 per cent interest in the Company's consolidated financial statements. Refer to Note 27, Acquisitions and dispositions, for additional information.
Some leases contain variable lease payments that are based on operating hours and the reimbursement of variable costs, and options to purchase the underlying asset at fair value or based on a formula considering the remaining fixed payments. Lessees have rights under some leases to terminate under certain circumstances.
The Company also leases liquids tanks which are accounted for as operating leases.
The fixed portion of the operating lease income recorded by the Company for the year ended December 31, 2020 was $130 million (2019 – $180 million). Operating lease income in 2018 was $373 million.
Future lease payments to be received under operating leases are as follows:

(millions of Canadian $)	2020	2019

Less than one year	119	123
One to two years	111	116
Two to three years	109	111
Three to four years	109	109
Four to five years	94	109
More than five years	70	164
	612	732
The cost and accumulated depreciation for facilities accounted for as operating leases was $858 million and $327 million, respectively, at December 31, 2020 (2019 – $834 million and $301 million, respectively).